September 10, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:          Preliminary Proxy Materials for

Morgan Stanley Mortgage Securities Trust (the “Fund”)

Dear Mr. Greene:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Fund’s Special Meeting of Shareholders. No filing fee is required in connection with this filing.

Should you have any questions regarding the foregoing matters, please do not hesitate to contact me at 212.649.8796 (tel) or 212.698.3599 (fax) or Edward J. Meehan of Morgan Stanley at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Kristin M. Hester
Kristin M. Hester